Significant Accounting Policies - Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Building and Building Improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Building and Building Improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	33 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	4 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Software Development
Property, Plant and Equipment [Line Items]
Capitalized computer software, net	$ 3.5	$ 3.6
Software Development | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Software Development | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years